Subordinated liabilities (Details) £ in Millions	Jun. 30, 2018 GBP (£) item	Jan. 01, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Jan. 01, 2017 GBP (£)
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	£ 17,637	£ 17,922	£ 17,922	£ 17,922
Number of series of preference shares | item	6
Number of irredeemable preference shares | item	2
Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	£ 766		813
Preferred securities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	3,649		3,690
Undated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	577		565
Dated subordinated liabilities
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	£ 12,645		£ 12,854